Quarterly Holdings Report
for
Fidelity Advisor® Value Fund
January 31, 2024
FAV-NPRT1-0324
1.813029.119
Common Stocks - 98.9%
	Shares	Value ($)
COMMUNICATION SERVICES - 2.7%
Diversified Telecommunication Services - 0.4%
Cellnex Telecom SA (a)	34,840	1,340,552
EchoStar Holding Corp. Class A (b)	8,984	120,296
		1,460,848
Media - 2.3%
Grupo Televisa SA de CV (CPO) sponsored ADR (c)	390,590	1,175,676
Interpublic Group of Companies, Inc.	68,590	2,262,784
Nexstar Media Group, Inc. Class A	9,133	1,623,025
Thryv Holdings, Inc. (b)	85,941	1,756,634
WPP PLC	137,310	1,327,855
		8,145,974
TOTAL COMMUNICATION SERVICES		9,606,822
CONSUMER DISCRETIONARY - 12.7%
Automobile Components - 1.4%
Adient PLC (b)	46,471	1,613,008
Atmus Filtration Technologies, Inc. (c)	54,240	1,211,179
Autoliv, Inc.	15,131	1,620,833
Cie Automotive SA	23,270	616,123
		5,061,143
Automobiles - 0.6%
Harley-Davidson, Inc.	64,262	2,085,302
Broadline Retail - 0.4%
Kohl's Corp. (c)	55,567	1,431,406
Diversified Consumer Services - 0.3%
H&R Block, Inc.	19,547	915,581
Hotels, Restaurants & Leisure - 1.5%
Brinker International, Inc. (b)	33,727	1,443,178
Hilton Grand Vacations, Inc. (b)	32,681	1,362,798
Light & Wonder, Inc. Class A (b)	12,875	1,034,893
Marriott Vacations Worldwide Corp.	7,790	653,503
Red Rock Resorts, Inc.	15,813	864,655
		5,359,027
Household Durables - 1.3%
Mohawk Industries, Inc. (b)	12,897	1,344,512
Newell Brands, Inc.	155,310	1,292,179
Tempur Sealy International, Inc.	41,008	2,045,889
		4,682,580
Leisure Products - 1.2%
BRP, Inc.	27,618	1,742,803
Brunswick Corp.	12,840	1,035,931
Topgolf Callaway Brands Corp. (b)	117,091	1,542,088
		4,320,822
Specialty Retail - 4.2%
Academy Sports & Outdoors, Inc.	17,489	1,097,085
American Eagle Outfitters, Inc.	98,385	1,949,991
Camping World Holdings, Inc. (c)	49,407	1,227,764
Lithia Motors, Inc. Class A (sub. vtg.)	7,988	2,355,262
Sally Beauty Holdings, Inc. (b)	104,705	1,289,966
Signet Jewelers Ltd. (c)	20,363	2,025,711
Upbound Group, Inc.	63,645	2,113,014
Victoria's Secret & Co. (b)	63,697	1,659,307
Williams-Sonoma, Inc.	6,790	1,313,118
		15,031,218
Textiles, Apparel & Luxury Goods - 1.8%
Dr. Martens Ltd.	575,480	649,811
Gildan Activewear, Inc.	61,282	2,023,817
PVH Corp.	18,360	2,207,974
Samsonite International SA (a)(b)	456,410	1,274,173
		6,155,775
TOTAL CONSUMER DISCRETIONARY		45,042,854
CONSUMER STAPLES - 3.4%
Consumer Staples Distribution & Retail - 0.7%
U.S. Foods Holding Corp. (b)	52,383	2,410,142
Food Products - 2.2%
Archer Daniels Midland Co.	19,050	1,058,799
Bunge Global SA	26,466	2,331,390
Darling Ingredients, Inc. (b)	55,224	2,391,199
Tyson Foods, Inc. Class A	33,473	1,832,981
		7,614,369
Household Products - 0.3%
Energizer Holdings, Inc.	38,479	1,216,706
Personal Care Products - 0.2%
Kenvue, Inc.	40,430	839,327
TOTAL CONSUMER STAPLES		12,080,544
ENERGY - 10.0%
Energy Equipment & Services - 3.7%
Championx Corp.	46,108	1,263,820
Expro Group Holdings NV (b)	171,852	3,024,595
John Wood Group PLC (b)	114,281	228,105
Liberty Oilfield Services, Inc. Class A	29,264	608,399
NOV, Inc.	58,820	1,147,578
Secure Energy Services, Inc.	128,940	988,785
Tenaris SA	72,070	1,146,093
Tidewater, Inc. (b)	20,770	1,395,536
Valaris Ltd. (b)	33,026	2,043,319
Vallourec SA (b)	86,758	1,250,281
		13,096,511
Oil, Gas & Consumable Fuels - 6.3%
Antero Resources Corp. (b)	145,838	3,258,021
Canadian Natural Resources Ltd.	24,878	1,592,103
Cenovus Energy, Inc. (Canada)	122,030	1,976,878
Chesapeake Energy Corp.	2,800	215,908
Delek U.S. Holdings, Inc.	38,419	1,038,466
Diamondback Energy, Inc.	7,871	1,210,088
Energy Transfer LP	96,108	1,374,344
EQT Corp.	16,049	568,135
Imperial Oil Ltd.	29,648	1,710,143
Kosmos Energy Ltd. (b)	158,030	957,662
MEG Energy Corp. (b)	35,100	663,648
Parkland Corp.	35,590	1,214,526
Phillips 66 Co.	12,170	1,756,253
Range Resources Corp.	24,200	702,768
Targa Resources Corp.	26,389	2,242,009
Tourmaline Oil Corp.	35,757	1,546,026
Valero Energy Corp.	2,571	357,112
		22,384,090
TOTAL ENERGY		35,480,601
FINANCIALS - 20.2%
Banks - 4.4%
Axos Financial, Inc. (b)	19,971	1,106,993
East West Bancorp, Inc.	26,299	1,914,830
First Citizens Bancshares, Inc.	1,700	2,567,000
First Citizens Bancshares, Inc. Class B	210	275,100
KeyCorp	151,960	2,207,979
Kyoto Financial Group, Inc.	56,988	947,110
M&T Bank Corp.	3,940	544,114
Popular, Inc.	21,240	1,814,958
U.S. Bancorp	48,770	2,025,906
Webster Financial Corp.	43,780	2,166,234
Wintrust Financial Corp.	135	13,092
		15,583,316
Capital Markets - 3.4%
Ameriprise Financial, Inc.	4,181	1,617,336
BGC Group, Inc. Class A	238,260	1,682,116
Carlyle Group LP	48,262	1,931,445
LPL Financial	9,095	2,175,433
Onex Corp. (sub. vtg.)	11,660	860,938
Petershill Partners PLC (a)	316,294	709,486
Raymond James Financial, Inc.	18,494	2,037,669
UBS Group AG	36,080	1,086,644
		12,101,067
Consumer Finance - 2.2%
Ally Financial, Inc.	58,880	2,159,718
OneMain Holdings, Inc.	51,937	2,472,201
PROG Holdings, Inc. (b)	41,050	1,257,772
SLM Corp.	95,721	1,902,933
		7,792,624
Financial Services - 4.9%
Apollo Global Management, Inc.	33,897	3,403,259
Corebridge Financial, Inc.	55,759	1,347,695
ECN Capital Corp.	336,338	687,961
Essent Group Ltd.	37,203	2,052,117
Global Payments, Inc.	32,033	4,267,757
NCR Atleos Corp.	53,474	1,197,283
Voya Financial, Inc.	27,580	1,995,965
Walker & Dunlop, Inc.	17,222	1,663,473
WEX, Inc. (b)	2,930	598,863
		17,214,373
Insurance - 5.3%
AMBAC Financial Group, Inc. (b)	78,801	1,280,516
American Financial Group, Inc.	22,013	2,650,365
Assurant, Inc.	15,610	2,621,700
First American Financial Corp.	38,859	2,345,141
Globe Life, Inc.	8,860	1,088,185
Hartford Financial Services Group, Inc.	29,080	2,528,797
Primerica, Inc.	4,220	988,155
Prudential PLC	56,660	582,044
Reinsurance Group of America, Inc.	12,406	2,157,279
The Travelers Companies, Inc.	10,975	2,319,676
Unum Group	8,450	408,473
		18,970,331
TOTAL FINANCIALS		71,661,711
HEALTH CARE - 5.6%
Biotechnology - 0.6%
Alnylam Pharmaceuticals, Inc. (b)	504	87,147
Biogen, Inc. (b)	2,266	558,932
BioMarin Pharmaceutical, Inc. (b)	2,109	185,761
Exact Sciences Corp. (b)	2,306	150,812
Galapagos NV (b)	27,518	1,032,275
United Therapeutics Corp. (b)	612	131,445
		2,146,372
Health Care Equipment & Supplies - 0.6%
Baxter International, Inc.	7,537	291,607
Dentsply Sirona, Inc.	3,283	114,084
Globus Medical, Inc. (b)	1,461	77,126
Hologic, Inc. (b)	4,369	325,228
STERIS PLC	1,193	261,207
Teleflex, Inc.	676	164,153
The Cooper Companies, Inc.	1,080	402,872
Zimmer Biomet Holdings, Inc.	3,120	391,872
		2,028,149
Health Care Providers & Services - 2.8%
Acadia Healthcare Co., Inc. (b)	2,582	212,085
AdaptHealth Corp. (b)	104,862	757,104
agilon health, Inc. (b)	1,492	8,788
Cardinal Health, Inc.	842	91,938
Cencora, Inc.	2,362	549,590
Centene Corp. (b)	34,561	2,602,789
Chemed Corp.	295	174,873
Cigna Group	7,389	2,223,720
CVS Health Corp.	25,185	1,873,008
Encompass Health Corp.	2,759	195,999
Henry Schein, Inc. (b)	2,105	157,538
Molina Healthcare, Inc. (b)	1,280	456,243
Quest Diagnostics, Inc.	3,181	408,536
R1 RCM, Inc. (b)	2,466	25,252
Tenet Healthcare Corp. (b)	1,381	114,264
		9,851,727
Health Care Technology - 0.0%
Evolent Health, Inc. Class A (b)	1,333	39,204
Life Sciences Tools & Services - 0.8%
Agilent Technologies, Inc.	2,455	319,396
Avantor, Inc. (b)	9,607	220,865
Bio-Rad Laboratories, Inc. Class A (b)	647	207,616
Charles River Laboratories International, Inc. (b)	1,793	387,790
Fortrea Holdings, Inc.	35,239	1,090,999
ICON PLC (b)	1,803	470,349
Illumina, Inc. (b)	1,267	181,194
Revvity, Inc.	877	93,997
		2,972,206
Pharmaceuticals - 0.8%
Bausch Health Cos., Inc. (United States) (b)	4,889	38,379
Catalent, Inc. (b)	1,946	100,491
Elanco Animal Health, Inc. (b)	5,486	80,864
Jazz Pharmaceuticals PLC (b)	10,171	1,248,185
Perrigo Co. PLC	2,674	85,782
Royalty Pharma PLC	15,001	425,878
Teva Pharmaceutical Industries Ltd. sponsored ADR (b)	88,220	1,067,462
		3,047,041
TOTAL HEALTH CARE		20,084,699
INDUSTRIALS - 18.0%
Aerospace & Defense - 0.2%
Spirit AeroSystems Holdings, Inc. Class A (b)	26,530	728,514
Air Freight & Logistics - 0.7%
DHL Group	10,880	523,467
FedEx Corp.	7,482	1,805,332
		2,328,799
Building Products - 2.1%
AZZ, Inc.	9,650	602,643
Builders FirstSource, Inc. (b)	12,958	2,251,193
Johnson Controls International PLC	31,840	1,677,650
Tecnoglass, Inc.	34,080	1,568,021
UFP Industries, Inc.	11,332	1,285,615
		7,385,122
Commercial Services & Supplies - 1.6%
Driven Brands Holdings, Inc. (b)	85,310	1,118,414
HNI Corp.	15,258	621,306
The Brink's Co.	25,938	2,096,828
The GEO Group, Inc. (b)	78,120	868,694
Vestis Corp.	40,400	864,560
		5,569,802
Construction & Engineering - 1.9%
Fluor Corp. (b)	41,770	1,575,147
Granite Construction, Inc.	12,992	586,069
MDU Resources Group, Inc.	103,678	2,022,758
Willscot Mobile Mini Holdings (b)	51,731	2,446,876
		6,630,850
Electrical Equipment - 1.2%
Acuity Brands, Inc.	6,935	1,651,640
GrafTech International Ltd.	198,965	264,623
Regal Rexnord Corp.	17,419	2,324,740
		4,241,003
Ground Transportation - 2.7%
ArcBest Corp.	11,480	1,367,612
RXO, Inc. (b)	32,443	674,814
Ryder System, Inc.	17,083	1,940,116
TFI International, Inc. (Canada)	11,229	1,475,735
U-Haul Holding Co. (non-vtg.)	32,429	2,071,240
XPO, Inc. (b)	26,404	2,255,958
		9,785,475
Machinery - 3.6%
Allison Transmission Holdings, Inc.	34,116	2,065,383
Barnes Group, Inc.	44,690	1,479,686
Chart Industries, Inc. (b)(c)	10,450	1,219,724
CNH Industrial NV	68,660	823,920
Gates Industrial Corp. PLC (b)	84,880	1,093,254
Kennametal, Inc.	40,605	995,635
Mueller Water Products, Inc. Class A	61,990	849,883
Oshkosh Corp.	9,880	1,087,788
Terex Corp.	14,738	905,355
Timken Co.	28,831	2,361,547
		12,882,175
Professional Services - 1.9%
Concentrix Corp.	23,876	2,121,860
First Advantage Corp.	36,510	597,669
Leidos Holdings, Inc.	6,622	731,532
Manpower, Inc.	16,109	1,194,321
TransUnion	10,950	757,631
WNS Holdings Ltd. sponsored ADR (b)	21,740	1,507,669
		6,910,682
Trading Companies & Distributors - 2.1%
Beacon Roofing Supply, Inc. (b)	10,084	835,863
Core & Main, Inc. (b)	20,010	826,613
GMS, Inc. (b)	17,110	1,439,978
Herc Holdings, Inc.	13,008	1,918,550
Rush Enterprises, Inc. Class A	5,820	261,376
WESCO International, Inc.	13,621	2,363,516
		7,645,896
TOTAL INDUSTRIALS		64,108,318
INFORMATION TECHNOLOGY - 2.4%
Communications Equipment - 0.9%
Ciena Corp. (b)	13,450	712,850
Lumentum Holdings, Inc. (b)	46,224	2,539,547
		3,252,397
Electronic Equipment, Instruments & Components - 0.8%
Flex Ltd. (b)	124,018	2,944,187
Semiconductors & Semiconductor Equipment - 0.2%
First Solar, Inc. (b)	5,500	804,650
Software - 0.5%
NCR Voyix Corp. (b)	107,559	1,581,117
TOTAL INFORMATION TECHNOLOGY		8,582,351
MATERIALS - 11.0%
Chemicals - 5.2%
Axalta Coating Systems Ltd. (b)	31,799	1,030,924
Cabot Corp.	18,062	1,302,270
Celanese Corp. Class A	21,500	3,145,235
Corteva, Inc.	17,088	777,162
Methanex Corp.	42,557	1,886,126
OCI NV	34,830	1,001,998
Olin Corp.	38,136	1,985,742
The Chemours Co. LLC	74,979	2,262,116
Tronox Holdings PLC	123,637	1,704,954
Westlake Corp.	22,791	3,153,135
		18,249,662
Construction Materials - 1.1%
Eagle Materials, Inc.	5,789	1,309,935
GCC S.A.B. de CV	122,108	1,410,185
Martin Marietta Materials, Inc.	2,543	1,292,912
		4,013,032
Containers & Packaging - 1.6%
Crown Holdings, Inc.	3,478	307,803
Graphic Packaging Holding Co.	62,930	1,605,344
O-I Glass, Inc. (b)	65,628	955,544
WestRock Co.	66,610	2,681,719
		5,550,410
Metals & Mining - 2.1%
ATI, Inc. (b)	25,090	1,025,428
Compass Minerals International, Inc. (c)	40,050	900,725
Constellium NV (b)	178,393	3,344,869
First Quantum Minerals Ltd.	45,042	408,727
Schnitzer Steel Industries, Inc. Class A	26,134	688,108
Steel Dynamics, Inc.	9,923	1,197,607
		7,565,464
Paper & Forest Products - 1.0%
Interfor Corp. (b)	96,560	1,493,881
Louisiana-Pacific Corp.	32,593	2,169,064
		3,662,945
TOTAL MATERIALS		39,041,513
REAL ESTATE - 5.4%
Equity Real Estate Investment Trusts (REITs) - 4.5%
Camden Property Trust (SBI)	17,530	1,645,015
CubeSmart	17,765	767,803
Essex Property Trust, Inc.	7,175	1,673,712
Lamar Advertising Co. Class A	10,954	1,146,665
Outfront Media, Inc.	128,220	1,669,424
Prologis, Inc.	19,288	2,443,597
Sun Communities, Inc.	7,020	879,957
Ventas, Inc.	60,047	2,785,580
Welltower, Inc.	34,791	3,009,769
		16,021,522
Real Estate Management & Development - 0.9%
Colliers International Group, Inc.	13,490	1,583,541
Compass, Inc. (b)	260,210	895,122
Marcus & Millichap, Inc.	2,576	98,120
Newmark Group, Inc.	69,940	709,891
		3,286,674
TOTAL REAL ESTATE		19,308,196
UTILITIES - 7.5%
Electric Utilities - 4.8%
Constellation Energy Corp.	38,672	4,717,983
Edison International	36,771	2,481,307
Entergy Corp.	17,390	1,734,826
FirstEnergy Corp.	63,250	2,320,010
NextEra Energy, Inc.	33,210	1,947,102
PG&E Corp.	227,955	3,845,601
		17,046,829
Gas Utilities - 0.7%
Southwest Gas Holdings, Inc.	16,760	983,477
UGI Corp.	67,640	1,497,550
		2,481,027
Independent Power and Renewable Electricity Producers - 1.1%
Talen Energy Corp. (c)	17,610	1,168,424
The AES Corp.	169,045	2,819,671
		3,988,095
Multi-Utilities - 0.9%
Algonquin Power & Utilities Corp.	203,590	1,206,897
Sempra	25,182	1,802,024
		3,008,921
TOTAL UTILITIES		26,524,872
TOTAL COMMON STOCKS (Cost $291,251,075)		351,522,481

U.S. Treasury Obligations - 0.1%
	Principal Amount (d)	Value ($)
U.S. Treasury Bills, yield at date of purchase 5.27% to 5.33% 2/22/24 to 4/25/24 (e) (Cost $347,231)	350,000	347,228

Money Market Funds - 3.4%
	Shares	Value ($)
Fidelity Cash Central Fund 5.39% (f)	3,556,660	3,557,371
Fidelity Securities Lending Cash Central Fund 5.39% (f)(g)	8,645,007	8,645,871
TOTAL MONEY MARKET FUNDS (Cost $12,203,228)		12,203,242

TOTAL INVESTMENT IN SECURITIES - 102.4% (Cost $303,801,534)	364,072,951
NET OTHER ASSETS (LIABILITIES) - (2.4)%	(8,673,526)
NET ASSETS - 100.0%	355,399,425

Futures Contracts
	Number of contracts	Expiration Date	Notional Amount ($)	Value ($)	Unrealized Appreciation/ (Depreciation) ($)
Purchased

Equity Index Contracts
CME E-mini S&P MidCap 400 Index Contracts (United States)	11	Mar 2024	3,017,630	(74,763)	(74,763)

The notional amount of futures purchased as a percentage of Net Assets is 0.8%

Legend

(a)
Security exempt from registration under Rule 144A of the Securities Act of 1933.  These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At the end of the period, the value of these securities amounted to $3,324,211 or 0.9% of net assets.

(b)	Non-income producing
(c)	Security or a portion of the security is on loan at period end.
(d)	Amount is stated in United States dollars unless otherwise noted.
(e)	Security or a portion of the security was pledged to cover margin requirements for futures contracts. At period end, the value of securities pledged amounted to $347,228.
(f)
Affiliated fund that is generally available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete unaudited listing of the fund's holdings as of its most recent quarter end is available upon request. In addition, each Fidelity Central Fund's financial statements are available on the SEC's website or upon request.

(g)	Investment made with cash collateral received from securities on loan.

Affiliated Central Funds

Fiscal year to date information regarding the Fund's investments in Fidelity Central Funds, including the ownership percentage, is presented below.

Affiliate	Value, beginning of period ($)	Purchases ($)	Sales Proceeds ($)	Dividend Income ($)	Realized Gain (loss) ($)	Change in Unrealized appreciation (depreciation) ($)	Value, end of period ($)	% ownership, end of period
Fidelity Cash Central Fund 5.39%	3,866,479	44,784,758	45,093,866	65,874	-	-	3,557,371	0.0%
Fidelity Securities Lending Cash Central Fund 5.39%	7,140,186	29,533,327	28,027,642	31,668	-	-	8,645,871	0.0%
Total	11,006,665	74,318,085	73,121,508	97,542	-	-	12,203,242

Amounts in the dividend income column in the above table include any capital gain distributions from underlying funds.

Amounts in the dividend income column for Fidelity Securities Lending Cash Central Fund represents the income earned on investing cash collateral, less rebates paid to borrowers and any lending agent fees associated with the loan, plus any premium payments received for lending certain types of securities.
Investment Valuation
Investments are valued as of 4:00 p.m. Eastern time on the last calendar day of the period. Securities transactions are accounted for as of trade date. The Board of Trustees (the Board) has designated the Fund's investment adviser as the valuation designee responsible for the fair valuation function and performing fair value determinations as needed. The investment adviser has established a Fair Value Committee (the Committee) to carry out the day-to-day fair valuation responsibilities and has adopted policies and procedures to govern the fair valuation process and the activities of the Committee. In accordance with these fair valuation policies and procedures, which have been approved by the Board, the Fund attempts to obtain prices from one or more third party pricing services or brokers to value its investments. When current market prices, quotations or currency exchange rates are not readily available or reliable, investments will be fair valued in good faith by the Committee, in accordance with the policies and procedures. Factors used in determining fair value vary by investment type and may include market or investment specific events, transaction data, estimated cash flows, and market observations of comparable investments. The frequency that the fair valuation procedures are used cannot be predicted and they may be utilized to a significant extent. The Committee manages the Fund's fair valuation practices and maintains the fair valuation policies and procedures. The Fund's investment adviser reports to the Board information regarding the fair valuation process and related material matters.

The inputs to valuation techniques used to value investments are categorized into a disclosure hierarchy consisting of three levels as shown below:

Level 1 - Unadjusted quoted prices in active markets for identical investments
Level 2 - other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, etc.)
Level 3 - unobservable inputs (including the Fund's own assumptions based on the best information available)

Valuation techniques used to value investments by major category are as follows:
Equity securities, including restricted securities, for which market quotations are readily available, are valued at the last reported sale price or official closing price as reported by a third party pricing service on the primary market or exchange on which they are traded and are categorized as Level 1 in the hierarchy. In the event there were no sales during the day or closing prices are not available, securities are valued at the last quoted bid price or may be valued using the last available price and are generally categorized as Level 2 in the hierarchy. For any foreign equity securities, when market or security specific events arise, comparisons to the valuation of American Depositary Receipts (ADRs), futures contracts, Exchange-Traded Funds (ETFs) and certain indexes as well as quoted prices for similar securities may be used and would be categorized as Level 2 in the hierarchy. For equity securities, including restricted securities, where observable inputs are limited, assumptions about market activity and risk are used and these securities may be categorized as Level 3 in the hierarchy.

Debt securities, including restricted securities, are valued based on evaluated prices received from third party pricing services or from brokers who make markets in such securities. U.S. Treasury Obligations are valued by pricing services who utilize matrix pricing which considers yield or price of bonds of comparable quality, coupon, maturity and type or by broker-supplied prices. When independent prices are unavailable or unreliable, debt securities may be valued utilizing pricing methodologies which consider similar factors that would be used by third party pricing services. Debt securities are generally categorized as Level 2 in the hierarchy but may be Level 3 depending on the circumstances.

Futures contracts are valued at the settlement price established each day by the board of trade or exchange on which they are traded and are categorized as Level 1 in the hierarchy.

Investments in any open-end mutual funds are valued at their closing net asset value (NAV) each business day and are categorized as Level 1 in the hierarchy.

Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy.

Derivative Instruments
Risk Exposures and the Use of Derivative Instruments: The Fund's investment objectives allow the Fund to enter into various types of derivative contracts. Derivatives are investments whose value is primarily derived from underlying assets, indices or reference rates and may be transacted on an exchange or over-the-counter (OTC). Derivatives may involve a future commitment to buy or sell a specified asset based on specified terms, to exchange future cash flows at periodic intervals based on a notional principal amount, or for one party to make one or more payments upon the occurrence of specified events in exchange for periodic payments from the other party.

The Fund used derivatives to increase returns, to gain exposure to certain types of assets and/or to manage exposure to certain risks as defined below. The success of any strategy involving derivatives depends on analysis of numerous economic factors, and if the strategies for investment do not work as intended, the Fund may not achieve its objectives.

The Fund's use of derivatives increased or decreased its exposure to the following risk(s):

Equity Risk - Equity risk relates to the fluctuations in the value of financial instruments as a result of changes in market prices (other than those arising from interest rate risk or foreign exchange risk), whether caused by factors specific to an individual investment, its issuer, or all factors affecting all instruments traded in a market or market segment.

Investing in derivatives may involve greater risks than investing in the underlying assets directly and, to varying degrees, may involve risk of loss in excess of any initial investment and collateral received. In addition, there may be the risk that the change in value of the derivative contract does not correspond to the change in value of the underlying instrument.

Futures Contracts: A futures contract is an agreement between two parties to buy or sell a specified underlying instrument for a specified price at a specified future date.

The Fund used futures contracts to manage its exposure to the stock market.

Open futures contracts at period end are presented in the Schedule of Investments under the caption "Futures Contracts". The underlying face amount at value reflects each contract's exposure to the underlying instrument or index at period end. Any securities and/or cash deposited to meet initial margin requirements are identified in the Schedule of Investments.

For additional information on the Fund's significant accounting policies, please refer to the Fund's most recent semiannual or annual shareholder report.

The fund's schedule of investments as of the date on the cover of this report has not been audited. This report is provided for the general information of the fund's shareholders. For more information regarding the fund and its holdings, please see the fund's most recent prospectus and annual report.

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